NOTES PAYABLE (Details) - USD ($)		1 Months Ended	12 Months Ended
	Apr. 29, 2020	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Apr. 27, 2020
Notes Payable
Interest expense			$ 0	$ 2,900	$ 3,100
Notes payable forgiven		$ 465,595
Loan interest forgiven		$ 6,212
M & T Bank
Notes Payable
Loan approved under Paycheck Protection Program (PPP)						$ 465,595
Interest rate	1.00%
Term of loan	2 years